Commitments and Contingencies (Guarantees and Letters of Credit) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)
Nova Scotia Power Inc. [Member] | Jointly Owned Electricity Generation Plant [Member]
Guarantor Obligations [Line Items]
Utilities Operating Expense, Maintenance and Operations	$ 2	$ 3
Utilities Operating Expense, Purchased Power	19	$ 18
Payment Guarantee [Member] | SeaCoast Gas Transmission LLC [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities			$ 45
Letters of Credit Outstanding, Amount			27
Pension plan [Member] | Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 49
Reinsurance agreements [Member] | Emera Reinsurance Limited [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount			6
Surety bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount			$ 67